PROPERTY AND EQUIPMENT, NET (Tables)	6 Months Ended
Jun. 30, 2020
Schedule of property and equipment

	As of
	December 31, 2019	June 30, 2020

At cost:
Land	855,310	877,640
Buildings	5,964,048	8,198,521
Data center equipment	5,567,606	8,322,958
Leasehold improvement	6,111,733	6,955,273
Furniture and office equipment	61,974	74,858
Vehicles	4,115	4,141
	18,564,786	24,433,391
Less: Accumulated depreciation	(2,580,320)	(3,267,380)
	15,984,466	21,166,011
Construction in progress	3,200,173	3,376,940

Property and equipment, net	19,184,639	24,542,951

Schedule of depreciation of property and equipment

	Six-month periods ended June 30,
	2019	2020
	(unaudited)

Cost of revenue	476,361	631,329
General and administrative expenses	4,405	35,207
Research and development expenses	522	1,531
	481,288	668,067